Acquisition (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 03, 2012	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2012 Himax Display Inc [Member]	Dec. 31, 2012 Himax Display Inc [Member]	Dec. 31, 2012 R and D [Member]
Total revenue	$ 737,255	$ 633,021	$ 642,692					$ 0
Total costs and expenses	670,195	616,413	607,334					1,390
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									6,762,537
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								270	270
Cost Method Investments	12,688	19,426
Intangible assets				6,157						722
Weighted average amortization period	7 years	7 years			7 years	7 years
Restricted stock vested	$ 0	$ 0	$ 0				$ 1,061
Weighted Average Cost Of Capital					22.00%					23.00%